Schedule of Investments (unaudited) January 31, 2020	iShares® J.P. Morgan USD Emerging Markets Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes(a)

Azerbaijan — 0.4%
Southern Gas Corridor CJSC, 6.88%, 03/24/26(b)	$56,083	$67,194,866

Bahrain — 0.2%
Oil and Gas Holding Co. BSCC (The), 7.50%, 10/25/27(b)	25,253	29,585,468

Chile — 1.6%
Corp. Nacional del Cobre de Chile 3.00%, 09/30/29 (Call 06/30/29)(b)	36,616	37,085,143
3.15%, 01/14/30 (Call 10/14/29)(c)	21,400	21,752,954
3.63%, 08/01/27 (Call 05/01/27)(b)	39,425	41,987,625
3.70%, 01/30/50 (Call 07/30/49)(c)	46,200	46,243,312
3.70%, 01/30/50 (Call 07/30/49)(b)	7,300	7,306,844
4.38%, 02/05/49 (Call 08/05/48)(b)	34,846	38,951,295
4.50%, 09/16/25(b)	31,680	35,036,100
4.50%, 08/01/47 (Call 02/01/47)(b)	32,715	37,162,195

		265,525,468

China — 2.6%
Amber Circle Funding Ltd., 3.25%, 12/04/22(b)	13,400	13,785,250
China Development Bank Corp./Hong Kong, 2.59%, 03/06/22, (3 mo. LIBOR US + 0.700%)(b)(d)	14,046	14,091,088
China Minmetals Corp., 3.75%, (Call 11/13/22)(b)(e)(f)	13,901	14,040,010
CNAC HK Finbridge Co. Ltd. 3.50%, 07/19/22(b)	22,766	23,278,235
4.13%, 07/19/27(b)	13,137	14,179,749
4.63%, 03/14/23(b)	17,384	18,416,175
5.13%, 03/14/28(b)	24,192	27,790,560
CNOOC Curtis Funding No. 1 Pty Ltd., 4.50%, 10/03/23(b)	20,012	21,656,736
Sinopec Group Overseas Development 2012 Ltd.
3.90%, 05/17/22(b)	18,721	19,516,642
4.88%, 05/17/42(b)	13,520	17,121,970
Sinopec Group Overseas Development 2013 Ltd., 4.38%, 10/17/23(b)	23,787	25,656,078
Sinopec Group Overseas Development 2014 Ltd., 4.38%, 04/10/24(b)	17,973	19,551,254
Sinopec Group Overseas Development 2015 Ltd., 3.25%, 04/28/25(b)	20,353	21,364,290
Sinopec Group Overseas Development 2017 Ltd. 2.50%, 09/13/22(b)	20,337	20,538,464
3.00%, 04/12/22(b)	13,249	13,522,261
3.63%, 04/12/27(b)	15,719	16,815,073
Sinopec Group Overseas Development 2018 Ltd., 2.95%, 11/12/29 (Call 08/12/29)(b)	5,900	6,049,774
State Grid Overseas Investment 2013 Ltd., 3.13%, 05/22/23(b)	14,411	14,870,351
State Grid Overseas Investment 2014 Ltd., 4.13%, 05/07/24(b)	23,401	25,287,706
State Grid Overseas Investment 2016 Ltd.
2.75%, 05/04/22(b)	16,498	16,802,182
3.50%, 05/04/27(b)	29,583	31,641,003
Three Gorges Finance I Cayman Islands Ltd., 3.15%, 06/02/26(b)	14,164	14,814,659

		410,789,510

Indonesia — 1.0%
Indonesia Asahan Aluminium Persero PT
5.71%, 11/15/23(b)	11,412	12,595,995
6.53%, 11/15/28(b)	9,142	11,198,950

Security	Par (000)	Value

Indonesia (continued)
Pelabuhan Indonesia II PT, 4.25%, 05/05/25(b)	$10,562	$11,225,426
Pertamina Persero PT 4.18%, 01/21/50 (Call 07/21/49)(c)	3,000	3,019,650
4.30%, 05/20/23(b)	15,126	15,953,203
4.88%, 05/03/22(b)	12,914	13,591,985
5.63%, 05/20/43(b)	13,253	15,605,408
6.00%, 05/03/42(b)	11,706	14,420,329
6.45%, 05/30/44(b)	14,576	18,871,365
Perusahaan Listrik Negara PT 4.13%, 05/15/27(b)	14,840	15,781,412
5.25%, 10/24/42(b)	8,914	10,125,747
5.45%, 05/21/28(b)	9,443	10,983,389
6.15%, 05/21/48(b)	10,115	12,833,406

		166,206,265

Kazakhstan — 1.5%
Development Bank of Kazakhstan JSC, 4.13%, 12/10/22(b)	31,359	32,770,155
Kazakhstan Temir Zholy Finance BV, 6.95%, 07/10/42(b)	28,775	40,725,617
KazMunayGas National Co. JSC 4.75%, 04/19/27(b)	26,109	29,282,875
5.38%, 04/24/30(b)	35,409	42,050,312
5.75%, 04/19/47(b)	32,971	40,801,613
6.38%, 10/24/48(b)	39,338	52,732,589

		238,363,161

Malaysia — 0.8%
Petronas Capital Ltd. 3.50%, 03/18/25(b)	42,453	45,079,779
4.50%, 03/18/45(b)	39,982	50,122,635
7.88%, 05/22/22(b)	25,535	28,862,530

		124,064,944

Mexico — 2.9%
Banco Nacional de Comercio Exterior SNC/Cayman Islands, 4.38%, 10/14/25(b)	7,043	7,571,225
Comision Federal de Electricidad
4.75%, 02/23/27(b)	6,304	6,828,020
4.88%, 01/15/24(b)	10,291	11,185,031
Mexico City Airport Trust, 5.50%, 07/31/47 (Call 01/31/47)(b)	14,726	16,113,466
Petroleos Mexicanos 3.50%, 01/30/23	11,119	11,330,956
4.50%, 01/23/26	11,387	11,626,127
4.63%, 09/21/23	11,320	11,963,825
4.88%, 01/18/24	11,315	12,022,187
5.35%, 02/12/28	18,828	19,008,749
5.63%, 01/23/46	14,380	13,427,325
5.95%, 01/28/31 (Call 07/28/30)(c)	5,500	5,568,750
6.35%, 02/12/48	25,814	25,526,174
6.38%, 01/23/45	17,432	17,354,428
6.49%, 01/23/27 (Call 11/23/26)(b)	14,095	15,293,075
6.50%, 03/13/27	45,273	48,984,594
6.50%, 01/23/29	17,438	18,548,039
6.50%, 06/02/41	21,534	21,889,311
6.63%, 06/15/35	22,855	23,826,337
6.75%, 09/21/47	47,266	47,684,247
6.84%, 01/23/30 (Call 10/23/29)(b)	30,797	33,368,549
6.88%, 08/04/26	22,408	25,220,204
6.95%, 01/28/60 (Call 07/28/59)(c)	2,650	2,685,855
7.69%, 01/23/50 (Call 07/23/49)(b)	57,280	62,927,808

		469,954,282

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® J.P. Morgan USD Emerging Markets Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Peru — 0.4%
Petroleos del Peru SA
4.75%, 06/19/32(b)	$27,610	$30,690,240
5.63%, 06/19/47(b)	27,411	33,064,519

		63,754,759

Philippines — 0.2%
Power Sector Assets & Liabilities Management Corp., 7.39%, 12/02/24(b)	22,797	28,140,047

Russia — 0.3%
Vnesheconombank Via VEB Finance PLC 5.94%, 11/21/23(b)	17,200	19,102,750
6.03%, 07/05/22(b)	11,400	12,265,688
6.80%, 11/22/25(b)	13,200	15,823,500

		47,191,938

South Africa — 0.5%
Eskom Holdings SOC Ltd.
6.35%, 08/10/28(b)	17,031	18,237,115
6.75%, 08/06/23(b)	21,077	21,281,447
7.13%, 02/11/25(b)	23,350	23,671,062
Transnet SOC Ltd., 4.00%, 07/26/22(b)	19,526	19,867,705

		83,057,329

United Arab Emirates — 0.6%
Abu Dhabi Crude Oil Pipeline LLC, 4.60%, 11/02/47(b)	34,433	40,587,899
MDGH - GMTN BV 2.50%, 11/07/24 (Call 10/07/24)(b)	1,500	1,520,625
2.88%, 11/07/29 (Call 08/07/29)(c)	10,100	10,267,281
3.70%, 11/07/49 (Call 05/07/49)(c)	21,450	22,415,250
3.70%, 11/07/49 (Call 05/07/49)(b)	2,900	3,030,500
MDGH-GMTN BV, 2.50%, 11/07/24 (Call 10/07/24)(c)	12,625	12,798,594

		90,620,149

Venezuela — 0.1%
Petroleos de Venezuela SA 5.38%, 04/12/27(b)(g)	24,185	2,055,725
5.50%, 04/12/37(b)(g)	22,444	1,795,536
6.00%, 05/16/24(b)(g)	64,888	5,839,865
6.00%, 11/15/26(b)(g)	46,651	3,732,029
9.00%, 11/17/21(b)(g)	28,268	2,261,444
9.75%, 05/17/35(b)(g)	40,301	3,224,100
12.75%, 02/17/22(b)(g)	14,002	1,120,184

		20,028,883

Total Corporate Bonds & Notes — 13.1% (Cost: $2,047,034,944)		2,104,477,069

Foreign Government Obligations(a)

Angola — 1.5%
Angolan Government International Bond 8.00%, 11/26/29(c)	39,693	41,876,115
8.00%, 11/26/29(b)	1,000	1,055,000
8.25%, 05/09/28(b)	49,064	52,881,792
9.13%, 11/26/49(c)	34,989	36,650,978
9.38%, 05/08/48(b)	51,260	55,537,006
9.50%, 11/12/25(b)	39,518	45,976,723

		233,977,614

Argentina — 1.5%
Argentine Republic Government International Bond
3.75%, 12/31/38(h)	65,969	27,707,124
4.63%, 01/11/23	25,684	11,814,640

Security	Par (000)	Value

Argentina (continued)
5.63%, 01/26/22	$15,299	$7,534,758
5.88%, 01/11/28	54,960	24,062,175
6.63%, 07/06/28	12,609	5,630,707
6.88%, 01/26/27	49,218	22,178,861
6.88%, 01/11/48	40,079	16,908,328
7.13%, 07/06/36	21,115	9,125,639
7.13%, 06/28/2117	35,352	15,344,977
7.50%, 04/22/26	82,878	37,890,786
7.63%, 04/22/46	37,866	16,116,716
8.28%, 12/31/33	77,340	42,713,203

		237,027,914

Australia — 0.0%
United Mexican States, 6.75%, 09/27/34	741	1,051,525

Azerbaijan — 0.6%
Republic of Azerbaijan International Bond
3.50%, 09/01/32(b)	28,056	28,319,025
4.75%, 03/18/24(b)	33,395	35,983,112
State Oil Co. of the Azerbaijan Republic, 4.75%, 03/13/23(b)	25,815	27,234,825

		91,536,962

Bahrain — 2.3%
Bahrain Government International Bond
5.63%, 09/30/31(b)	32,450	34,478,125
6.00%, 09/19/44(b)	33,150	34,496,719
6.13%, 07/05/22(b)	39,203	42,179,978
6.13%, 08/01/23(b)	38,556	42,652,575
6.75%, 09/20/29(b)	33,684	39,115,545
7.00%, 01/26/26(b)	27,355	32,065,189
7.00%, 10/12/28(b)	45,368	53,520,062
CBB International Sukuk Co. 5 SPC, 5.62%, 02/12/24(b)	26,724	28,753,354
CBB International Sukuk Co. 7 SPC, 6.88%, 10/05/25(b)	24,871	28,943,626
CBB International Sukuk Programme Co. SPC, 4.50%, 03/30/27(b)	33,910	35,054,463

		371,259,636

Bolivia — 0.1%
Bolivian Government International Bond, 4.50%, 03/20/28(b)	24,980	24,269,631

Brazil — 3.4%
Banco Nacional de Desenvolvimento Economico e Social, 5.75%, 09/26/23(b)	21,146	23,452,236
Brazil Minas SPE via State of Minas Gerais, 5.33%, 02/15/28(b)	15,143	16,345,407
Brazilian Government International Bond 2.63%, 01/05/23	33,540	34,032,619
4.25%, 01/07/25	65,450	70,870,078
4.50%, 05/30/29 (Call 02/28/29)	31,585	34,319,077
4.63%, 01/13/28 (Call 10/13/27)	45,570	50,369,091
4.75%, 01/14/50 (Call 07/14/49)	28,013	28,879,652
5.00%, 01/27/45	53,792	58,196,220
5.63%, 01/07/41	37,489	43,510,671
5.63%, 02/21/47	45,862	53,844,854
6.00%, 04/07/26	33,751	40,026,576
7.13%, 01/20/37	26,744	35,327,152
8.25%, 01/20/34	23,124	32,828,854
8.88%, 04/15/24	13,455	17,092,055

		539,094,542

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® J.P. Morgan USD Emerging Markets Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chile — 1.0%
Chile Government International Bond
3.24%, 02/06/28 (Call 11/06/27)	$55,800	$59,967,562
3.50%, 01/25/50 (Call 07/25/49)	53,397	58,019,178
3.86%, 06/21/47	34,125	39,425,039

		157,411,779

China — 0.9%
China Government International Bond
1.88%, 12/03/22(b)	8,500	8,558,968
1.95%, 12/03/24(b)	14,000	14,199,668
2.13%, 11/02/22(b)	13,150	13,304,512
2.13%, 12/03/29(b)	16,700	16,922,945
2.63%, 11/02/27(b)	13,653	14,344,183
3.25%, 10/19/23(b)	18,959	19,980,416
3.50%, 10/19/28(b)	14,665	16,452,297
Export-Import Bank of China (The)
2.63%, 03/14/22(b)	11,907	12,048,098
2.88%, 04/26/26(b)	13,305	13,907,883
3.63%, 07/31/24(b)	18,342	19,601,912

		149,320,882

Colombia — 3.3%
Colombia Government International Bond
2.63%, 03/15/23 (Call 12/15/22)	20,480	20,736,000
3.00%, 01/30/30 (Call 10/30/29)	3,850	3,814,388
3.88%, 04/25/27 (Call 01/25/27)	48,086	51,737,531
4.00%, 02/26/24 (Call 11/26/23)	39,765	42,213,033
4.50%, 01/28/26 (Call 10/28/25)	31,618	34,937,890
4.50%, 03/15/29 (Call 12/15/28)	39,749	44,792,154
5.00%, 06/15/45 (Call 12/15/44)	86,539	104,847,407
5.20%, 05/15/49 (Call 11/15/48)	31,882	40,061,726
5.63%, 02/26/44 (Call 08/26/43)	48,073	62,404,763
6.13%, 01/18/41	47,341	63,954,732
7.38%, 09/18/37	30,682	45,169,657
8.13%, 05/21/24	19,042	23,588,277

		538,257,558

Costa Rica — 0.8%
Costa Rica Government International Bond
4.25%, 01/26/23(b)	24,779	25,050,020
6.13%, 02/19/31(c)	32,869	34,913,041
7.00%, 04/04/44(b)	28,442	30,157,408
7.16%, 03/12/45(b)	35,503	38,110,252

		128,230,721

Croatia — 0.6%
Croatia Government International Bond
5.50%, 04/04/23(b)	39,608	43,729,708
6.00%, 01/26/24(b)	47,113	54,253,564

		97,983,272

Dominican Republic — 2.5%
Dominican Republic International Bond
4.50%, 01/30/30(c)	3,300	3,292,575
5.50%, 01/27/25(b)	42,261	45,192,857
5.88%, 04/18/24(b)	26,030	27,917,175
5.88%, 01/30/60(c)	4,900	4,892,650
5.95%, 01/25/27(b)	47,252	51,829,537
6.00%, 07/19/28(b)	39,397	43,545,997
6.40%, 06/05/49(b)	43,616	47,037,130
6.50%, 02/15/48(b)	27,270	29,639,081
6.85%, 01/27/45(b)	55,148	62,058,734
6.88%, 01/29/26(b)	40,688	46,409,750

Security	Par (000)	Value

Dominican Republic (continued)
7.45%, 04/30/44(b)	$40,225	$48,094,016

		409,909,502

Ecuador — 2.3%
Ecuador Government International Bond
7.88%, 01/23/28(b)	69,922	56,855,326
7.95%, 06/20/24(b)	47,913	42,283,222
8.75%, 06/02/23(b)	34,100	31,819,563
8.88%, 10/23/27(b)	58,911	49,982,302
9.50%, 03/27/30(b)	33,861	29,109,878
9.63%, 06/02/27(b)	25,125	22,135,125
9.65%, 12/13/26(b)	43,421	38,305,463
10.75%, 03/28/22(b)	59,050	58,274,969
10.75%, 01/31/29(b)	49,081	44,464,319

		373,230,167

Egypt — 2.7%
Egypt Government International Bond
5.58%, 02/21/23(b)	34,090	35,794,500
5.88%, 06/11/25(b)	36,710	39,669,744
6.59%, 02/21/28(b)	30,734	32,770,128
7.05%, 01/15/32(c)	36,983	39,398,452
7.50%, 01/31/27(b)	51,942	59,424,894
7.60%, 03/01/29(b)	49,641	55,551,382
7.90%, 02/21/48(b)	40,082	43,313,611
8.50%, 01/31/47(b)	68,789	78,655,922
8.70%, 03/01/49(b)	39,216	45,184,185

		429,762,818

El Salvador — 0.4%
El Salvador Government International Bond
7.12%, 01/20/50 (Call 07/06/49)(b)	31,979	35,056,979
7.65%, 06/15/35(b)	24,434	28,404,525

		63,461,504

Ethiopia — 0.2%
Ethiopia International Bond, 6.63%, 12/11/24(b)	27,398	29,564,154

Gabon — 0.3%
Gabon Government International Bond 6.38%, 12/12/24(b)	38,514	41,378,748
6.63%, 02/06/31	12,000	12,089,400

		53,468,148

Ghana — 0.9%
Ghana Government International Bond
7.63%, 05/16/29(b)	26,760	27,295,200
8.13%, 01/18/26(b)	26,852	29,872,850
8.13%, 03/26/32(b)	32,304	33,091,410
8.63%, 06/16/49(b)	27,509	27,517,597
8.95%, 03/26/51(b)	27,248	27,818,505

		145,595,562

Hungary — 1.5%
Hungary Government International Bond
5.38%, 02/21/23	53,888	59,478,880
5.38%, 03/25/24	53,292	60,686,265
5.75%, 11/22/23	52,418	59,854,804
7.63%, 03/29/41	33,618	56,593,802

		236,613,751

India — 0.4%
Export-Import Bank of India
3.25%, 01/15/30(c)	10,325	10,390,667
3.38%, 08/05/26(b)	30,380	31,462,287

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® J.P. Morgan USD Emerging Markets Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

India (continued)
3.88%, 02/01/28(b)	$26,530	$28,117,115

		69,970,069

Indonesia — 3.7%
Indonesia Government International Bond 2.85%, 02/14/30	3,200	3,236,000
2.95%, 01/11/23	10,255	10,461,946
3.38%, 04/15/23(b)	14,992	15,512,035
3.50%, 01/11/28	14,013	14,788,094
3.70%, 10/30/49	12,752	13,262,080
3.75%, 04/25/22(b)	17,037	17,633,295
3.85%, 07/18/27(b)	11,447	12,337,720
4.10%, 04/24/28	11,426	12,568,600
4.13%, 01/15/25(b)	22,593	24,386,319
4.35%, 01/08/27(b)	12,460	13,795,556
4.35%, 01/11/48	17,848	20,162,663
4.63%, 04/15/43(b)	14,381	16,529,162
4.75%, 01/08/26(b)	24,015	26,941,828
4.75%, 02/11/29	13,063	15,087,504
4.75%, 07/18/47(b)	10,056	11,869,223
5.13%, 01/15/45(b)	19,114	23,384,784
5.25%, 01/17/42(b)	20,404	25,256,326
5.25%, 01/08/47(b)	14,541	18,267,131
5.35%, 02/11/49	9,613	12,562,989
5.38%, 10/17/23(b)	11,464	12,768,030
5.88%, 01/15/24(b)	21,563	24,480,743
5.95%, 01/08/46(b)	11,446	15,512,907
6.63%, 02/17/37(b)	13,946	19,411,089
6.75%, 01/15/44(b)	18,266	26,724,654
7.75%, 01/17/38(b)	17,957	27,657,912
8.50%, 10/12/35(b)	14,947	23,991,821
Perusahaan Penerbit SBSN Indonesia III 3.30%, 11/21/22(b)	8,026	8,264,272
3.40%, 03/29/22(b)	10,182	10,436,550
3.75%, 03/01/23(b)	11,553	12,072,885
4.15%, 03/29/27(b)	19,521	21,192,486
4.33%, 05/28/25(b)	17,462	19,022,666
4.35%, 09/10/24(b)	13,376	14,496,240
4.40%, 03/01/28(b)	16,381	18,126,600
4.45%, 02/20/29(b)	11,595	12,953,789
4.55%, 03/29/26(b)	14,791	16,357,922

		591,513,821

Iraq — 0.6%
Iraq International Bond 5.80%, 01/15/28 (Call 03/16/20)(b)	71,100	68,389,312
6.75%, 03/09/23(b)	27,311	27,541,437

		95,930,749

Ivory Coast — 0.6%
Ivory Coast Government International Bond 5.75%, 12/31/32 (Call 06/30/20)(b)(h)	30,273	30,216,223
6.13%, 06/15/33(b)	36,407	37,419,570
6.38%, 03/03/28(b)	22,496	24,267,560

		91,903,353

Jamaica — 1.0%
Jamaica Government International Bond 6.75%, 04/28/28	41,207	48,804,541
7.88%, 07/28/45	48,826	66,571,199
8.00%, 03/15/39	33,066	45,455,417

		160,831,157

Security	Par (000)	Value

Jordan — 0.5%
Jordan Government International Bond 5.75%, 01/31/27(b)	$24,568	$26,241,695
6.13%, 01/29/26(b)	26,260	28,377,213
7.38%, 10/10/47(b)	27,566	30,262,299

		84,881,207

Kazakhstan — 1.4%
Kazakhstan Government International Bond 3.88%, 10/14/24(b)	42,837	46,135,449
4.88%, 10/14/44(b)	31,523	39,837,191
5.13%, 07/21/25(b)	66,336	76,452,240
6.50%, 07/21/45(b)	40,844	61,041,358

		223,466,238

Kenya — 0.9%
Kenya Government International Bond 6.88%, 06/24/24(b)	55,341	59,923,926
7.25%, 02/28/28(b)	27,416	29,575,010
8.00%, 05/22/32(b)	30,935	33,603,144
8.25%, 02/28/48(b)	27,545	29,662,522

		152,764,602

Kuwait — 0.8%
Kuwait International Government Bond, 3.50%, 03/20/27(b)	118,627	128,636,153

Lebanon — 0.6%
Lebanon Government International Bond 6.00%, 01/27/23(b)	35,391	13,625,535
6.10%, 10/04/22(b)	42,188	16,611,525
6.60%, 11/27/26(b)	42,454	15,601,845
6.65%, 02/26/30(b)	37,365	13,264,575
6.75%, 11/29/27(b)	26,635	9,788,363
6.85%, 03/23/27(b)	33,745	12,401,287
7.00%, 03/23/32(b)	25,970	9,284,275

		90,577,405

Malaysia — 0.9%
1MDB Global Investments Ltd., 4.40%, 03/09/23(b)	83,100	82,528,687
Malaysia Sovereign Sukuk Bhd, 3.04%, 04/22/25(b)	25,878	27,236,595
Malaysia Sukuk Global Bhd, 3.18%, 04/27/26(b)	25,406	27,097,087

		136,862,369

Mexico — 2.6%
Mexico Government International Bond 3.25%, 04/16/30 (Call 01/16/30)	5,200	5,291,000
3.60%, 01/30/25	18,260	19,344,187
3.63%, 03/15/22	14,092	14,673,295
3.75%, 01/11/28	21,564	22,864,579
4.00%, 10/02/23	24,698	26,365,115
4.13%, 01/21/26	18,558	20,210,822
4.15%, 03/28/27	24,722	26,962,431
4.35%, 01/15/47	17,446	19,125,178
4.50%, 04/22/29	26,653	29,843,031
4.50%, 01/31/50 (Call 07/31/49)	20,219	22,676,873
4.60%, 01/23/46	24,492	27,675,960
4.60%, 02/10/48	21,273	24,204,685
4.75%, 03/08/44	34,094	39,261,372
5.55%, 01/21/45	23,242	29,815,128
5.75%, 10/12/2110	22,278	27,659,529
6.05%, 01/11/40	24,644	33,130,777
6.75%, 09/27/34	12,398	17,593,537
8.30%, 08/15/31	8,633	13,343,381

		420,040,880

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® J.P. Morgan USD Emerging Markets Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mongolia — 0.2%
Mongolia Government International Bond, 5.13%, 12/05/22(b)	$25,553	$25,928,310

Morocco — 0.3%
Morocco Government International Bond, 4.25%, 12/11/22(b)	39,203	41,261,157

Nigeria — 1.6%
Nigeria Government International Bond 6.50%, 11/28/27(b)	39,617	40,718,848
7.14%, 02/23/30(b)	35,176	36,198,303
7.63%, 11/21/25(b)	29,468	33,298,840
7.63%, 11/28/47(b)	42,456	41,328,262
7.70%, 02/23/38(b)	32,553	32,553,000
7.88%, 02/16/32(b)	38,940	40,826,156
8.75%, 01/21/31(b)	28,491	31,820,886

		256,744,295

Oman — 2.6%
Oman Government International Bond 3.88%, 03/08/22(b)	14,457	14,601,570
4.13%, 01/17/23(b)	27,124	27,691,909
4.75%, 06/15/26(b)	53,389	54,056,362
5.38%, 03/08/27(b)	42,771	44,267,985
5.63%, 01/17/28(b)	53,151	54,944,846
6.00%, 08/01/29(b)	50,793	53,205,668
6.50%, 03/08/47(b)	43,174	42,485,914
6.75%, 01/17/48(b)	59,755	59,586,939
Oman Sovereign Sukuk SAOC 4.40%, 06/01/24(b)	39,301	40,283,525
5.93%, 10/31/25(b)	31,691	34,652,128

		425,776,846

Pakistan — 0.6%
Pakistan Government International Bond 6.88%, 12/05/27(b)	39,459	41,579,921
8.25%, 04/15/24(b)	28,955	32,556,278
Third Pakistan International Sukuk Co. Ltd. (The), 5.63%, 12/05/22(b)	26,255	27,108,288

		101,244,487

Panama — 2.5%
Panama Government International Bond 3.16%, 01/23/30 (Call 10/23/29)	41,947	44,358,953
3.75%, 03/16/25 (Call 12/16/24)	34,074	36,544,365
3.88%, 03/17/28 (Call 12/17/27)	37,202	41,154,713
4.00%, 09/22/24 (Call 06/24/24)	33,204	35,912,201
4.30%, 04/29/53	45,767	55,478,185
4.50%, 05/15/47 (Call 11/15/46)	31,800	39,312,750
4.50%, 04/16/50 (Call 10/16/49)	48,228	59,380,725
6.70%, 01/26/36	57,350	82,548,156

		394,690,048

Paraguay — 0.2%
Paraguay Government International Bond, 6.10%, 08/11/44(b)	26,669	33,327,916

Peru — 2.1%
Peruvian Government International Bond 4.13%, 08/25/27	28,408	32,482,773
5.63%, 11/18/50	70,400	107,184,000
6.55%, 03/14/37	29,772	45,151,099
7.35%, 07/21/25	43,423	55,472,882

Security	Par (000)	Value

Peru (continued)
8.75%, 11/21/33	$56,985	$96,411,497

		336,702,251

Philippines — 3.3%
Philippine Government International Bond 3.00%, 02/01/28	38,193	40,723,286
3.70%, 03/01/41	38,315	44,972,231
3.70%, 02/02/42	43,255	50,784,074
3.75%, 01/14/29	32,506	36,894,310
3.95%, 01/20/40	37,570	44,532,191
4.20%, 01/21/24	29,615	32,215,567
5.00%, 01/13/37	24,432	31,883,760
5.50%, 03/30/26	18,463	22,097,903
6.38%, 01/15/32	18,672	25,849,050
6.38%, 10/23/34	36,056	52,247,398
7.75%, 01/14/31	30,802	46,357,010
9.50%, 02/02/30	35,796	58,403,411
10.63%, 03/16/25	30,678	43,486,065

		530,446,256

Poland — 1.5%
Republic of Poland Government International Bond 3.00%, 03/17/23	56,351	58,428,943
3.25%, 04/06/26	50,837	54,236,724
4.00%, 01/22/24	52,224	56,546,580
5.00%, 03/23/22	68,570	73,112,763

		242,325,010

Qatar — 3.7%
Qatar Government International Bond 3.25%, 06/02/26(b)	51,345	54,554,062
3.38%, 03/14/24(b)	33,855	35,700,098
3.88%, 04/23/23(b)	45,512	48,128,940
4.00%, 03/14/29(b)	59,280	66,986,400
4.50%, 04/23/28(b)	45,062	52,159,265
4.63%, 06/02/46(b)	30,818	38,252,843
4.82%, 03/14/49(b)	87,007	110,988,304
5.10%, 04/23/48(b)	86,180	114,161,569
5.75%, 01/20/42(b)	17,181	24,021,186
6.40%, 01/20/40(b)	10,263	15,230,933
9.75%, 06/15/30(b)	11,263	18,654,344
SoQ Sukuk A QSC, 3.24%, 01/18/23(b)	21,485	22,263,831

		601,101,775

Romania — 0.9%
Romanian Government International Bond 4.38%, 08/22/23(b)	41,522	44,636,150
4.88%, 01/22/24(b)	25,792	28,516,280
5.13%, 06/15/48(b)	31,908	38,020,376
6.13%, 01/22/44(b)	26,740	35,605,981

		146,778,787

Russia — 3.6%
Russian Foreign Bond-Eurobond 4.25%, 06/23/27(b)	33,600	37,128,000
4.38%, 03/21/29(b)	40,600	45,776,500
4.50%, 04/04/22(b)	24,400	25,681,000
4.75%, 05/27/26(b)	40,600	45,878,000
4.88%, 09/16/23(b)	42,000	45,990,000
5.10%, 03/28/35(b)	54,600	66,502,800
5.25%, 06/23/47(b)	94,600	123,453,000
5.63%, 04/04/42(b)	41,200	55,169,375
5.88%, 09/16/43(b)	21,600	29,848,500
7.50%, 03/31/30(b)(h)	38,150	43,324,213

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® J.P. Morgan USD Emerging Markets Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Russia (continued)
12.75%, 06/24/28(b)	$33,022	$57,293,170

		576,044,558

Saudi Arabia — 4.2%
KSA Sukuk Ltd. 2.89%, 04/20/22(b)	41,420	42,372,660
2.97%, 10/29/29(c)	14,100	14,459,550
2.97%, 10/29/29(b)	7,500	7,691,250
3.63%, 04/20/27(b)	41,689	45,024,120
4.30%, 01/19/29(b)	17,372	19,682,476
Saudi Government International Bond 2.50%, 02/03/27(c)	9,000	9,028,170
2.75%, 02/03/32(c)	6,000	6,029,954
2.88%, 03/04/23(b)	30,310	31,211,722
3.25%, 10/26/26(b)	62,423	65,856,265
3.63%, 03/04/28(b)	54,999	59,175,487
3.75%, 01/21/55(c)	22,000	22,363,033
4.00%, 04/17/25(b)	45,760	49,786,880
4.38%, 04/16/29(b)	40,954	46,802,743
4.50%, 04/17/30(b)	29,022	33,781,608
4.50%, 10/26/46(b)	66,302	75,750,035
4.63%, 10/04/47(b)	45,087	52,413,637
5.00%, 04/17/49(b)	36,361	44,917,198
5.25%, 01/16/50(b)	35,866	45,998,145

		672,344,933

Senegal — 0.4%
Senegal Government International Bond 6.25%, 05/23/33(b)	28,877	30,763,029
6.75%, 03/13/48(b)	28,101	28,794,743

		59,557,772

Slovakia — 0.2%
Slovakia Government International Bond, 4.38%, 05/21/22(b)	36,862	38,958,390

South Africa — 2.3%
Republic of South Africa Government International Bond 4.30%, 10/12/28	41,032	40,447,294
4.67%, 01/17/24	30,937	32,483,850
4.85%, 09/27/27	18,420	19,271,925
4.85%, 09/30/29	26,120	26,355,080
4.88%, 04/14/26	26,068	27,289,938
5.00%, 10/12/46	21,285	19,961,339
5.38%, 07/24/44	21,628	20,945,366
5.65%, 09/27/47	31,176	30,757,073
5.75%, 09/30/49	55,462	54,492,524
5.88%, 05/30/22	17,454	18,692,143
5.88%, 09/16/25	40,323	44,544,314
5.88%, 06/22/30	28,232	30,734,767

		365,975,613

Sri Lanka — 1.9%
Sri Lanka Government International Bond 5.75%, 04/18/23(b)	34,435	34,542,609
5.88%, 07/25/22(b)	25,087	25,478,984
6.20%, 05/11/27(b)	38,268	36,402,435
6.75%, 04/18/28(b)	33,872	32,728,820
6.83%, 07/18/26(b)	26,406	26,372,993
6.85%, 03/14/24(b)	26,740	27,409,471
6.85%, 11/03/25(b)	41,289	41,766,404

Security	Par (000)	Value

Sri Lanka (continued)
7.55%, 03/28/30(b)	$44,133	$43,691,670
7.85%, 03/14/29(b)	41,045	41,711,981

		310,105,367

Trinidad And Tobago — 0.2%
Trinidad & Tobago Government International Bond, 4.50%, 08/04/26(b)	25,301	27,269,734

Tunisia — 0.1%
Banque Centrale de Tunisie International Bond, 5.75%, 01/30/25(b)	24,375	22,592,578

Turkey — 3.9%
Hazine Mustesarligi Varlik Kiralama AS 4.49%, 11/25/24(b)	8,299	8,436,452
5.00%, 04/06/23(b)	14,000	14,385,000
5.80%, 02/21/22(b)	8,197	8,573,550
Turkey Government International Bond 3.25%, 03/23/23	17,841	17,640,289
4.25%, 04/14/26	14,925	14,579,859
4.88%, 10/09/26	29,926	30,010,167
4.88%, 04/16/43	33,837	30,252,393
5.13%, 03/25/22	6,848	7,109,080
5.13%, 02/17/28	23,555	23,613,888
5.60%, 11/14/24	11,200	11,771,200
5.75%, 03/22/24	29,803	31,609,807
5.75%, 05/11/47	39,922	38,587,108
6.00%, 03/25/27	35,479	37,507,955
6.00%, 01/14/41	29,898	30,262,382
6.13%, 10/24/28	22,632	24,032,355
6.25%, 09/26/22	28,541	30,529,951
6.35%, 08/10/24	24,582	26,602,333
6.63%, 02/17/45	33,622	36,038,581
6.75%, 05/30/40	18,933	20,666,553
6.88%, 03/17/36	30,306	33,687,013
7.25%, 12/23/23	24,080	26,773,950
7.25%, 03/05/38	11,610	13,362,384
7.38%, 02/05/25	34,039	38,421,521
7.63%, 04/26/29	31,733	36,889,613
8.00%, 02/14/34	16,681	20,366,458
11.88%, 01/15/30	14,651	21,825,412

		633,535,254

Ukraine — 2.4%
Ukraine Government International Bond 7.38%, 09/25/32(b)	83,160	91,969,762
7.75%, 09/01/22(b)	37,203	40,514,067
7.75%, 09/01/23(b)	37,240	41,187,440
7.75%, 09/01/24(b)	35,380	39,448,700
7.75%, 09/01/25(b)	35,551	40,012,651
7.75%, 09/01/26(b)	36,815	41,785,025
7.75%, 09/01/27(b)	33,115	37,535,853
9.75%, 11/01/28(b)	45,019	56,020,518

		388,474,016

United Arab Emirates — 2.6%
Abu Dhabi Government International Bond 2.13%, 09/30/24(b)	17,800	17,911,250
2.50%, 10/11/22(b)	54,715	55,535,725
2.50%, 09/30/29(b)	25,900	26,256,125
3.13%, 05/03/26(b)	53,971	57,006,869
3.13%, 10/11/27(b)	77,618	82,372,102
3.13%, 09/30/49(b)	45,775	45,803,609

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® J.P. Morgan USD Emerging Markets Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

United Arab Emirates (continued)
4.13%, 10/11/47(b)	$61,108	$72,680,328
RAK Capital, 3.09%, 03/31/25(b)	15,255	15,545,798
Sharjah Sukuk Program Ltd. 3.85%, 04/03/26(b)	15,229	16,218,885
4.23%, 03/14/28(b)	20,390	22,384,397

		411,715,088

Uruguay — 2.4%
Uruguay Government International Bond 4.38%, 10/27/27	44,075	49,460,371
4.38%, 01/23/31 (Call 10/23/30)	40,972	47,015,718
4.50%, 08/14/24	30,345	33,076,038
4.98%, 04/20/55	70,279	87,277,220
5.10%, 06/18/50	108,495	136,602,690
7.63%, 03/21/36	24,992	38,401,921

		391,833,958

Venezuela — 0.0%
Venezuela Government International Bond 9.25%, 09/15/27(g)	2,528	309,680
12.75%, 08/23/22(b)(g)	4,840	592,900

		902,580

Vietnam — 0.2%
Vietnam Government International Bond, 4.80%, 11/19/24(b)	25,002	27,449,696

Zambia — 0.3%
Zambia Government International Bond 8.50%, 04/14/24(b)	26,805	18,336,295
8.97%, 07/30/27(b)	35,056	23,947,630

		42,283,925

Total Foreign Government Obligations — 85.0% (Cost: $13,393,397,583)		13,663,776,245

Security	Shares (000)	Value

Short-Term Investments

Money Market Funds — 1.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.50%(i)(j)	196,176	$196,176,000

Total Short-Term Investments — 1.2% (Cost: $196,176,000)		196,176,000

Total Investments in Securities — 99.3% (Cost: $15,636,608,527)		15,964,429,314

Other Assets, Less Liabilities — 0.7%		118,331,808

Net Assets — 100.0%		$16,082,761,122

(a)	U.S. dollar denominated security issued by foreign domiciled entity.
(b)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
(e)	Perpetual security with no stated maturity date.
(f)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date.
(g)	Issuer filed for bankruptcy and/or is in default.
(h)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(i)	Affiliate of the Fund.
(j)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended January 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 10/31/19 (000)	Net Activity (000)	Shares Held at 01/31/20 (000)	Value at 01/31/20	Income	Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	98,438	97,738	196,176	$196,176,000	$191,252	$—		$—

(a)	Includes realized capital gain distributions from an affiliated fund, if any.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® J.P. Morgan USD Emerging Markets Bond ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$2,104,477,069	$—	$2,104,477,069
Foreign Government Obligations	—	13,663,776,245	—	13,663,776,245
Money Market Funds	196,176,000	—	—	196,176,000

	$196,176,000	$15,768,253,314	$—	$15,964,429,314

Portfolio Abbreviations — Fixed Income

LIBOR	London Interbank Offered Rate